REGULATORY FRAMEWORK (Details)		1 Months Ended		12 Months Ended
	May 31, 2016	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2017
ICT Services
Regulatory framework
Contribution to SU Fund, percentage	1.00%
Personal | SCMA license agreement
Regulatory framework
Term of the license agreement			15 years
Nucleo | License agreement for STM and PCS
Regulatory framework
Term of the license agreement				5 years
Nucleo | License agreement for installation and provision of Internet and Data
Regulatory framework
Term of the license agreement				5 years
Tuves Paraguay | License agreement for telecommunication services, distribution of digital audio and television signals
Regulatory framework
Term of the license agreement				5 years
Telecom Argentina
Regulatory framework
Minimum threshold obligation for non-revocability of license agreement, Notice period for transfer of shares				30 days
Telecom Argentina | ICT Services
Regulatory framework
Contribution to SU Fund, percentage		1.00%
Telecom Argentina | Personal | ICT Services
Regulatory framework
Contribution to SU Fund, percentage		1.00%